Investment Strategy	Nov. 13, 2026
KICK CPU INDEX ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in securities that provide exposure to the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index and financial instruments that provide exposure to the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Index is designed to track the performance of U.S.-listed companies with the highest relevance to the central processing unit (CPU) value chain. A CPU is the primary hardware component of a computer that processes instructions, performs calculations, and manages data flow across all system operations. The Index concentrates weight on the principal CPU producers (companies whose primary deliverable is a CPU or a CPU instruction-set architecture) while retaining diversified exposure across the foundry, equipment, and design-software segments that support CPU production.

The Fund seeks to replicate the performance of the Index by investing directly in the securities comprising the Index and/or by entering into swap agreements that provide exposure to the Index. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, two parties agree to exchange returns or differentials in rates of return on specified assets, rates or indices, calculated with respect to a notional amount. The Fund expects to achieve the desired exposure by entering into swaps that utilize the Index as the reference asset.

The Fund will also invest in cash, cash equivalents, or high-quality short-term fixed income instruments, such as short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds (“Collateral Instruments”).

Akros CPU Index

The Index is owned, calculated, administered and published by Akros Technologies, Inc. (the “Index Provider”), which is not affiliated with the Fund, Exchange Traded Concepts, LLC (the “Adviser”), or Kiwoom Securities (USA) Inc. (the “Fund Sponsor”). The Index Provider determines the composition of the Index and relative weightings of the securities in the Index based on the Index methodology.

The universe of eligible Index components consists of securities that satisfy the following conditions as of the determination date: (i) are common stocks or American Depositary Receipts (ADRs) listed on the New York Stock Exchange (NYSE) or NASDAQ; (ii) the issuer is not domiciled in the People’s Republic of China; (iii) have a market capitalization of at least $1 billion; (iv) have a 3-month average daily trading value of at least $1 million; and (v) fall within one of the following industries identified by the Akros Industry Classification System (“AICS”): Semiconductor Machinery Manufacturing; Bare Printed Circuit Board Manufacturing; Semiconductor and Related Device Manufacturing; Printed Circuit Assembly (Electronic Assembly) Manufacturing; and Software Publishers.

A company qualifies as a CPU value chain participant when it derives revenue from designing, fabricating, equipping, packaging, or providing design software for CPUs and microcontrollers. This includes integrated CPU manufacturers, fabless CPU designers, CPU instruction-set architecture licensors, foundry operators for CPU-centric chips, and capital equipment vendors whose tools are central to CPU production. Each company in the universe is assigned an overall fitness rating of high, medium, or low as follows:

●	A company rated "high" derives at least 50% of its revenue from CPU-related businesses, or derives at least 20% of its revenue from standalone CPUs for personal computers or servers of its own design or from licensing CPU instruction-set architectures and CPU cores.
●	A company rated “medium” derives at least 10% of its revenue from CPU-related businesses or earns at least $1 billion of annual revenue from CPU products of its own design. A supplier of wafer-fabrication equipment and materials is rated “medium” if at least 10% of its revenue comes from silicon integrated-circuit wafer fabrication, unless it reports a share of revenue from logic and foundry customers below 10%.
●	All other companies, including providers of semiconductor test equipment and assembly, packaging, and test services, are rated “low”.

The Index utilizes the Index Provider’s proprietary framework for systematic, rubric-guided qualitative evaluation of companies against thematic criteria (which includes CPU Pure-Play Business, CPU Technology Criticality and Direct CPU Production Role) which assigns scores that order companies within each overall fitness tier.

The Index consists of up to 20 securities, selected as follows:

●	Companies rated “high” in the overall fitness assessment are ranked by evaluation, and the top 20 are selected as Index constituents.
●	If fewer than 20 companies are rated “high”, all high-rated companies are selected, and the remaining slots are filled by medium-rated companies in order of evaluation, up to a total of 20 constituents.

No individual security will have a weight of 20% or more of the Index at each rebalance.

On the determination date, the selected Index constituents are partitioned into three weighting tiers based on the overall fitness rating:

●	Anchor tier: all high-fitness constituents whose revenue is at least 50% derived from CPU manufacturing or CPU design and whose total market capitalization is at least $50 billion.
●	Core tier: the remaining high-fitness constituents.
●	Relevant tier: the medium-fitness constituents.

Within the anchor tier, weights are allocated in proportion to total market capitalization, subject to a per-stock cap of less than 20%, while within core and relevant tiers, weights are allocated in proportion to free-float-adjusted market capitalization, subject to per-stock caps of 12% and 8%, respectively. Each constituent is subject to a minimum weight of 0.5%, applied within its tier. The aggregate weight of the constituents rated “high” will represent at least 82% of the Index, and the five constituents with the largest weights will represent at least 65% of the Index at each rebalance.

The Index is rebalanced and reconstituted quarterly. The Index is rebalanced on an ad-hoc basis if the combined weight of the five largest constituents falls to 62% or less, or if fewer than two constituents are not included in the list of stocks eligible for inclusion in a broad-based security index published by the U.S. Commodity Futures Trading Commission (“CFTC”).

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of November 13, 2026, the Index was concentrated in the Semiconductor Industry, as defined by AICS.

The Fund is a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index and financial instruments that provide exposure to the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of November 13, 2026, the Index was concentrated in the Semiconductor Industry, as defined by AICS.
KICK Space Data Center & Infrastructure Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in securities comprising the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index. The Index is designed to track the performance of U.S.-listed companies operating across two thematic sleeves supporting artificial intelligence (AI) era data infrastructure on the ground and in orbit: data center hardware (the “Space Data Center” sleeve) and space infrastructure (the “Space Infrastructure” sleeve).

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning the Fund will invest in all of the securities composing its index in proportion to the weightings in the index. However, the Fund may also use a representative sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in an index. Representative sampling is an indexing strategy that involves investing in a representative sample of an index’s component securities that collectively has an investment profile similar to the relevant index. A number of factors may affect the Fund’s ability to achieve a high correlation with its index, including the degree to which the Fund utilizes a sampling methodology, Fund expenses, rounding of share prices, the timing or magnitude of changes to the composition of an index, regulatory policies, and portfolio turnover rate. There can be no guarantee that the Fund will achieve a high degree of correlation.

Akros Space Data Center & Infrastructure Index

The Index is owned, calculated, administered and published by Akros Technologies, Inc. (the “Index Provider”), which is not affiliated with the Fund, Exchange Traded Concepts, LLC (the “Adviser”), or Kiwoom Securities (USA) Inc. (the “Fund Sponsor”). The Index Provider determines the composition of the Index and relative weightings of the securities in the Index based on the Index methodology.

The universe of eligible Index components consists of securities that satisfy the following conditions as of the determination date: (i) are common stocks or American Depositary Receipts (ADRs) listed on the New York Stock Exchange (NYSE) or NASDAQ; (ii) the issuer is not domiciled in the People’s Republic of China; (iii) have a market capitalization of at least $500 million; (iv) have a 3-month average daily trading value of at least $1 million; and (v) fall within one of the following two thematic sleeves, as identified by the issuer’s primary industry classification under the Akros Industry Classification System (“AICS”) or by generating at least $10 billion of annual revenue from the sleeve’s theme as described below:

●	Space Data Center: data center hardware for terrestrial and orbital AI data centers, including compute (such as GPUs, AI accelerators, server CPUs and AI servers), networking and interconnect (including optical transceivers and photonic components), and memory and storage; and
●	Space Infrastructure: orbital launch and in-space transportation, satellite and spacecraft manufacturing, satellite communications and Earth observation services, and ground-segment equipment for satellite networks.

Each company in the universe is assigned an overall fitness rating of high, medium, or low for each sleeve as follows:

Overall Fitness Rating	Space Data Center	Space Infrastructure
“High”	Derives at least 50% of its total revenue from the sleeve’s theme	Derives at least 50% of its total revenue from the sleeve’s theme or generates at least $10 billion of annual revenue from space infrastructure
“Medium”	Generates at least $10 billion of annual revenue from data center hardware or derives at least 15% of its total revenue from data center hardware	Derives at least 15% of its total revenue from space infrastructure
“Low”	All other companies that do not meet the “High” or “Medium” thresholds, including a company deriving at least 50% of its total revenue from non-space defense (such as military aircraft, missiles, munitions and combat vehicles).

The Index utilizes the Index Provider’s proprietary framework for systematic, rubric-guided qualitative evaluation of companies against thematic criteria which assigns scores that order companies within each overall fitness tier.

The Index consists of up to 30 securities, with a target of 15 securities in each sleeve, selected as follows:

●	Within each sleeve, companies rated “high” in the overall fitness assessment are ranked by evaluation followed by companies rated “medium” in order of evaluation.
●	If a company qualifies for both sleeves, it is assigned to the sleeve in which it has the higher fitness rating or, if the ratings are the same, in which it ranks higher. If its ranks are also identical, it is assigned to the Space Data Center Sleeve.
●	The 15 highest-ranked companies in each sleeve are selected as Index constituents, subject to the conditions noted above. If a sleeve has fewer than 15 companies rated “high” or “medium”, the remaining positions are filled by the next-ranked companies from the other sleeve.

Each sleeve is allocated a share of total Index weight in proportion to its number of constituents. Within each sleeve, weights are allocated by free-float market capitalization, with medium-fitness constituents limited to 18% of the Index in aggregate so that high-fitness constituents represent at least 82% of the Index, subject to the following constraints: no individual constituent may exceed 10% of the Index (or reach 20% for a sleeve in which the largest constituent’s total market capitalization is at least five times that of the sleeve’s other constituents combined), and the aggregate weight of constituents with individual weights above 4.5% may not exceed 47% of the Index.

The Index is rebalanced and reconstituted quarterly.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of November 13, 2026, the Index was concentrated in each of the Telecom and Semiconductor Industries, as defined by AICS.

The Fund is a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of November 13, 2026, the Index was concentrated in each of the Telecom and Semiconductor Industries, as defined by AICS.